SCHEDULE OF FAIR VALUE OF FINANCIAL CURRENT ASSETS AND LIABILITIES (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, including current portion of long-term debt	¥ 8,582,784	¥ 10,573,143	¥ 7,613,144
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, including current portion of long-term debt
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, including current portion of long-term debt	8,582,784	10,573,143	7,613,144
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, including current portion of long-term debt